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New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
Post-Effective Amendment No. 49
Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Credit Suisse Opportunity Funds (the “Trust”), the undersigned hereby certifies that:

(1)

the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for each of Credit Suisse Floating Rate High Income Fund, Credit Suisse Strategic Income Fund, Credit Suisse Managed Futures Strategy Fund, and Credit Suisse Multialternative Strategy Fund, each a series of the Trust, would not have differed from those contained in Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2013 and became effective on March 1, 2013.

If you have any questions regarding this certification, please contact me at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman
Diana N. Huffman

cc:	Joanne Doldo, Esq.
Rose F. DiMartino, Esq.
Elliot J. Gluck, Esq.

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